Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
7.	Inventories

	2011	2010	2009
Raw materials	$54,853,095	$79,037,913	$57,279,287
Work in progress	93,472,253	86,234,857	102,538,543
Finished goods	58,983,032	48,131,729	33,887,365
	$207,308,380	$213,404,499	$193,705,195

In 2011, 2010 and 2009, provisions for inventory write-downs amounted to $26,073,533, $19,893,861 and $26,296,168 respectively. Provisions for inventory write-downs were recorded in cost of sales to reflect the lower of cost or market adjustments.